State Street Total Return VIS Fund Investment Objectives and Goals - Class 1 [Member] - State Street Total Return VIS Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street Total ReturnV.I.S. Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the State Street Total Return V.I.S. Fund (the “Fund”) is to seek the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.